Trade Receivables, Net Of Provisions (Tables)	12 Months Ended
Dec. 31, 2013
Trade Receivables, Net Of Provisions [Abstract]
Change In Allowance For Doubtful Trade Receivables

	Year ended December 31,
	2011	2012	2013
Provision at beginning of period	$2,606	$3,530	$-
Expense for doubtful accounts	3,335	-	-
Discontinued operations	(2,567)	-	-
Other(1)	156	(3,530)	-
Provision at the end of period	$3,530	$-	$-

(1)Includes direct write-offs and cash accounting for certain trade receivables.